Equity and Accumulated Other Comprehensive Loss - Schedule of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance	$ 364,587	$ 373,969	$ 450,067
Other comprehensive income before reclassifications	1,849	2,652	5,533
Amounts reclassified from other comprehensive income	385	0	17
Total other comprehensive income	2,234	2,652	5,550
Ending Balance	1,150,095	364,587	373,969
Accumulated Other Comprehensive (Loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance	(29,388)	(32,040)	(37,590)
Ending Balance	$ (27,154)	$ (29,388)	$ (32,040)